Document and Entity Information	Jul. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819790
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Tarsus Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39614
Entity Tax Identification Number	81-4717861
Entity Address, Address Line One	15440 Laguna Canyon Road
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	409-9820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TARS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true